Employee Benefits - Maturity of Expected Benefit Payments (Detail) ₩ in Millions	Dec. 31, 2022 KRW (₩)
Disclosure of defined benefit plans [line items]
Benefits to be paid	₩ 3,321,217
Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	328,477
1 year - 5 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	832,597
5 years - 10 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	650,418
10 years - 20 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	1,087,836
After 20 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	₩ 421,889